CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net loss	$ (103,596)	$ (121,339)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	8,087	4,204
Stock-based compensation	5,215	2,965
Expense related to Common Stock warrants issued	1,038	35
Loss (gain) on disposal of property and equipment	(7)	63
Gain on investment, related to Make Composites, Inc.	(1,426)
Impairment of capitalized software	444
Accretion of discount on investments	(1,570)	(540)
Amortization of debt financing cost	19
Net decrease (increase) in accrued interest related to marketable securities	(36)	135
Changes in operating assets and liabilities:
Accounts receivable	(1,465)	(3,058)
Inventory and deferred cost of goods sold	(1,694)	(6,973)
Prepaid expenses and other current assets	809	651
Accounts payable	(4,455)	9,066
Accrued expenses and other current liabilities	3,272	(501)
Customer deposits	152	609
Deferred revenue	(1,693)	3,922
Change in right of use assets and lease liabilities, net	(296)	(241)
Net cash used in operating activities	(97,202)	(111,002)
Cash Flows from Investing Activities:
Purchases of property and equipment	(6,867)	(13,970)
Proceeds from sale of property and equipment		14
Capitalized software, net	(321)	(806)
Purchase of marketable securities	(215,584)	(96,828)
Proceeds from sales and maturities of marketable securities	196,836	151,047
Cash paid for acquisition, net of cash acquired	(96)
Other investments		(450)
Net cash provided by (used in) investing activities	(26,032)	39,007
Cash Flows from Financing Activities
Proceeds from Preferred Stock issuances, net of issuance cost	159,644	35,100
Proceeds from exercise of stock options	708	373
Proceeds from term loan		9,953
Net cash (used in) provided by financing activities	160,352	45,426
Net (decrease) increase in cash, cash equivalents, and restricted cash	37,118	(26,569)
Cash and cash equivalents at beginning of year	29,043	55,612
Restricted cash	612	612
Cash, cash equivalents, and restricted cash at end of period	66,773	29,655
Supplemental cash flow information:
Interest paid	485	251
Noncash investing and financing activities:
Common Stock issued for acquisitions	3,563
Additions to right of use assets and lease liabilities	296
Purchase of property and equipment included in accrued expenses and other current liabilities	109	$ 307
Common Stock forfeited in satisfaction of note receivable	$ 249